EQUIPMENT	3 Months Ended	9 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
4.	EQUIPMENT

Equipment consists of the following as at March 31, 2015 and December 31, 2014.

	March 31, 2015			December 31, 2014
	Cost	Accumulated Depreciation	Net	Cost	Accumulated Depreciation	Net
	$	$	$	$	$	$
Computers and electronics	107,369	33,933	73,436	77,650	27,438	50,212
Furniture and fixtures	23,832	7,689	16,143	24,909	7,325	17,584
Tools and parts	12,100	1,050	11,050	11,913	1,787	10,126
	143,301	42,672	100,629	114,472	36,550	77,922

Equipment is recorded at cost less accumulated depreciation. Depreciation expense during the period ended March 31, 2015 was $10,412 (March 31, 2014 - $423).

4.	EQUIPMENT

Equipment consists of the following as at December 31, 2014 and March 31, 2014

	December 31, 2014			March 31, 2014
	Cost	Accumulated Depreciation	Net	Cost	Accumulated Depreciation	Net
	$	$	$	$	$	$
Computers and electronics	77,650	27,438	50,212	-	-	-
Furniture and fixtures	24,909	7,325	17,584	11,194	4,442	6,752
Tools and parts	11,913	1,787	10,126	-	-	-
	114,472	36,550	77,922	11,194	4,442	6,752

Equipment is recorded at cost less accumulated depreciation. Depreciation expense during the nine month period ended December 31, 2014 was $34,036 (December 31, 2013 - $1,349) and during the year ended March 31, 2014 was $1,772 (March 31, 2013 - $2,330).

Equipment is translated to U.S. Dollars using the rate of exchange prevailing at the balance sheet date. There were no disposals and $109,316 in additions during the nine month period ended December 31, 2014 (December 31, 2013 - $4,557). The remaining change in cost from March 31, 2014 to December 31, 2014 is due to foreign exchange translation. During the year ended March 31, 2013 there were $8,695 of additions to equipment.